Notes payable (Tables)	12 Months Ended
Dec. 31, 2021
Notes payable
Schedule of notes payable

	December 31,
	2021	2020
Senior Secured Notes - 2026
Principal amount	$475,000	$—
Unamortized debt discount/Deferred financing	(47,547)	—
Net carrying amount	$427,453	$—

Term Loan Facility
Principal amount	$—	$300,000
Unamortized debt discount	—	(25,126)
Net carrying amount	$—	$274,874

Promissory Note – 2024
Principal amount	$—	$10,000
Interest accrued/Unamortized debt discount	—	(300)
Net carrying amount	$—	$9,700

Seller note payable	$6,858	$6,500
Other notes payable	1,778	427
Total other notes payable	$8,636	$6,927

Current portion of notes payable	$1,966	$6,500
Long term notes payable	434,123	285,001
Total notes payable	$436,089	$291,501

Schedule of future principal payments

Period	Amount
2022	$1,966
2023	—
2024	—
2025	—
2026	475,000
2027 and thereafter	6,670
Total future debt obligations	$483,636